Supplementary Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Operations [Abstract]
Net revenue	$ 83,155	$ 94,868	$ 91,665	$ 87,817	$ 79,167	$ 67,554	$ 51,151	$ 45,087	$ 34,082	$ 219,591	$ 258,649	$ 353,517	$ 197,874	$ 136,952
Gross profit	35,465	41,041	39,659	37,290	33,013	28,037	21,104	18,042	13,629	90,970	109,962	151,003	80,812	54,548
Income from operations	23,503	34,060	32,556	31,176	27,500	22,650	16,282	13,680	9,468	59,397	91,232	125,292	62,080	4,682
Net income	20,667	28,485	27,920	24,691	21,493	18,135	13,033	10,978	7,581	51,649	74,104	102,589	49,727	(5,456)
Net income (loss) attributable to common stockholders-basic	20,667	28,485	27,920	14,428	(81,234)	(9,383)	3,097	4,037	3,722	51,649	(38,327)	(9,842)	4,875	(6,892)
Net income (loss) attributable to common stockholders-diluted		$ 28,485	$ 27,920	$ 14,443	$ (81,234)	$ (9,383)	$ 3,168	$ 4,122	$ 3,793			$ (9,842)	$ 4,978	$ (6,892)
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.31	$ 0.30	$ 0.16	$ (1.30)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.58	$ (0.48)	$ (0.12)	$ 0.08	$ (0.08)
Diluted	$ 0.23	$ 0.30	$ 0.30	$ 0.16	$ (1.30)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.57	$ (0.48)	$ (0.12)	$ 0.07	$ (0.08)